Schedule of Number of Stock Options (Detail) - Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding beginning balance	538,825	831,701	1,012,230
Granted	187,996	192,665	273,541
Exercised	(244,182)	(471,732)	(437,751)
Cancelled/Forfeited/Expired	(9,588)	(13,809)	(16,319)
Number of options, Outstanding ending balance	473,051	538,825	831,701
Weighted average exercise price, Outstanding beginning balance	$ 70.38	$ 59.20	$ 53.91
Granted	113.51	94.87	69.18
Exercised	68.82	60.78	53.58
Cancelled/Forfeited/Expired	92.70	66.23	49.25
Weighted average exercise price, Outstanding ending balance	$ 87.88	$ 70.38	$ 59.20